LOAN SERVICING (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Servicing Assets at Fair Value [Line Items]
Principal balance of loans	$ 31,682	$ 24,230
Custodial escrow balances with serviced loans	85	31
Discount rate	8.00%
Weighted average default rate	0.00%
Weighted average amortization period	7 years
Minimum [Member]
Servicing Assets at Fair Value [Line Items]
Prepayment speed	213.00%
Maximum [Member]
Servicing Assets at Fair Value [Line Items]
Prepayment speed	399.00%
Mortgage Loan with Servicing Right [Member]
Servicing Assets at Fair Value [Line Items]
Estimated fair value of servicing rights	$ 310	$ 220